Pension and Other Post-Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Post-Retirement Plans
Pension and Other Post-Retirement Plans
We have defined benefit pension plans for our U.K.-based union employees (the "U.K. Plan") and certain Canadian-based employees (the "Canadian Plan"). Retirement benefits under the U.K. Plan are generally based on an employee's average compensation over the two years preceding retirement. Retirement benefits under the Canadian Plan are generally based on the number of years of credited service. Our policy is to fund the minimum contribution permissible by the applicable authorities. We estimate that $2.9 million will be contributed to the pension plans in fiscal year 2016.
Our pension benefit costs are calculated using various actuarial assumptions and methodologies. These assumptions include discount rates, inflation, compensation increase rates, expected returns on plan assets, mortality rates and other factors. The assumptions utilized in recording the obligations under our plans represent our best estimates, and we believe that they are reasonable, based on information as to historical experience and performance as well as other factors that might cause future expectations to differ from past trends. Differences in actual experience or changes in assumptions may affect our pension obligations and future expense. The primary factors contributing to actuarial gains and losses each year are (1) changes in the discount rate used to value pension benefit obligations as of the measurement date and (2) differences between the expected and the actual return on plan assets.
The following table sets forth the combined funded status of the pension plans and their reconciliation to the related amounts recognized in our Consolidated Financial Statements at our December 31, 2015 and 2014 measurement dates:

	December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$126.6	$113.3
Service cost	2.5	2.2
Interest cost	4.3	4.9
Participant contributions	1.0	1.0
Curtailments	—	0.2
Actuarial (gain) loss	(6.0)	15.5
Benefits paid	(2.1)	(2.7)
Other, principally foreign exchange	(11.2)	(7.8)
Benefit obligation at end of year	$115.1	$126.6
Change in plan assets:
Fair value of plan assets at beginning of year	$106.4	$103.3
Actual gain on plan assets	6.3	9.9
Employer contributions	2.6	2.1
Participant contributions	1.0	1.0
Benefits paid	(2.1)	(2.7)
Other, principally foreign exchange	(9.7)	(7.2)
Fair value of assets at end of year	$104.5	$106.4
Amounts recognized in the consolidated balance sheets:
Funded status (current)	$—	$—
Funded status (non-current)	(10.5)	(20.2)
Accumulated other comprehensive loss:
Unrecognized actuarial loss	13.9	23.3
Unrecognized prior service cost	(2.2)	(2.5)
Deferred taxes	$(1.7)	$(3.8)
Net amount recognized	$(0.5)	$(3.2)

The following table presents the components of our net periodic pension benefit cost:

	December 31,
	2015	2014	2013
Components of net periodic pension benefit cost:
Service cost	$2.5	$2.2	$2.5
Interest cost	4.3	4.9	4.7
Expected return on plan assets	(5.9)	(6.6)	(5.5)
Amortization of actuarial losses	1.3	0.6	1.0
Curtailments	—	0.1	0.1
Amortization of unrecognized prior service cost	(0.2)	(0.2)	(0.3)
Net periodic cost	$2.0	$1.0	$2.5

The accumulated benefit obligation for all defined benefit pension plans was $115.0 million and $124.9 million as of December 31, 2015 and 2014, respectively. The underfunded status of our defined benefit pension plans recorded as a liability in our Consolidated Balance Sheets as of December 31, 2015 and 2014 was $10.5 million and $20.2 million, respectively.
The amounts included in accumulated other comprehensive (loss) income as of December 31, 2015 expected to be recognized as components of net periodic pension benefit cost during the fiscal year ending December 31, 2016 are presented below:

Net gain	$0.6
Net prior service cost	(0.2)
Net amount expected to be recognized	$0.4

U.K. Plan
In the third quarter of 2012, we remeasured the U.K. Plan valuation as a result of a plan amendment, which resulted in a decrease to our pension benefit obligation of $5.8 million. As a result of the amendment, the U.K. Plan is closed to new participants and pensionable earnings used to calculate retirement benefits are limited to a 2% annual increase while the plan is less than 100% funded.
The U.K. Plan investment policy is to maximize long-term financial return commensurate with security and minimizing risk. This is achieved by holding a portfolio of marketable investments that avoids over-concentration of investment and spreads assets both over industries and geographies. In setting investment strategy, the trustees considered the lowest risk strategy that they could adopt in relation to the U.K. Plan's liabilities and designed an asset allocation to achieve a higher return while maintaining a cautious approach to meeting the plan's liabilities. The trustees undertook a review of investment strategy and took advice from their investment advisors. They considered a full range of asset classes, the risks and rewards of a range of alternative asset allocation strategies, the suitability of each asset class and the need for appropriate diversification. The current strategy is to hold approximately 30% in a global return fund, approximately 25% in U.K. equities, approximately 20% in real estate, approximately 16% in non-U.K. equities and approximately 9% in corporate bonds.
The fair value of the U.K. Plan assets at December 31, 2015 by asset category is presented below:

Asset Category	Market Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in U.K. companies (a)	$15.8	$—	$15.8	$—
Equity securities in non-U.K. companies (a)	10.4	—	10.4	—
Global return fund (a)	19.3	—	19.4	—
Corporate bonds (a)	6.1	—	6.1	—
Real estate	12.9	—	—	12.9
Cash (b)	0.2	0.2	—	—
Total pension assets	$64.7	$0.2	$51.7	$12.9
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(a)	The assets are invested through managed funds that are valued using inputs derived principally from quoted prices in active markets for the underlying assets in the fund.

(b)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.
The change in fair value of the pension assets during 2015 valued using significant unobservable inputs (Level 3) is presented below:

General Account
Beginning balance at December 31, 2014	$12.5
Purchases	—
Unrealized gain on asset still held at December 31, 2015	0.4

Ending balance at December 31, 2015	$12.9

The fair value of the U.K. Plan assets at December 31, 2014 by asset category is presented below:

Asset Category	Market Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in U.K. companies (a)	$15.2	$—	$15.2	$—
Equity securities in non-U.K. companies (a)	10.3	—	10.3	—
Global return fund (a)	19.3	—	19.3	—
Corporate bonds (a)	6.1	—	6.1	—
Real estate	12.5	—	—	12.5
Cash (b)	0.3	0.3	—	—
Total pension assets	$63.7	$0.3	$50.9	$12.5
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(a)	The assets are invested through managed funds that are valued using inputs derived principally from quoted prices in active markets for the underlying assets in the fund.

(b)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.
The change in fair value of the pension assets during 2014 valued using significant unobservable inputs (Level 3) is presented below:

General Account
Beginning balance at December 31, 2013	$11.8
Purchases	0.1
Unrealized gain on asset still held at December 31, 2014	0.6

Ending balance at December 31, 2014	$12.5

Canadian Plan
The Canadian Plan investment policy is to maximize long-term financial return commensurate with security and minimizing risk. This is achieved by holding a portfolio of marketable investments that avoids over-concentration of investment and spreads assets both over industries and geographies. In setting investment strategy, the Company considered the lowest risk strategy that it could adopt in relation to the Canadian Plan's liabilities and designed the asset allocation to achieve a higher return while maintaining a cautious approach to meeting the plan's liabilities. The Company considered a full range of asset classes, the risks and rewards of a range of alternative asset allocation strategies, the suitability of each asset class and the need for appropriate diversification. The current strategy is to hold approximately 20% in Canadian equities, approximately 40% in non-Canadian equities and approximately 40% in bonds.
The fair value of the Canadian Plan assets at December 31, 2015 by asset category is presented below:

Asset Category	Market Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in Canadian companies (a)	$7.0	$6.3	$0.7	$—
Equity securities in non-Canadian companies (a)	18.1	18.1	—	—
Government bonds	5.7	—	5.7	—
Corporate bonds in Canadian companies	7.6	—	7.6	—
Other short-term investment (b)	1.2	1.2	—
Cash and cash equivalents (c)	0.2	0.2	—	—
Total pension assets	$39.8	$25.8	$14.0	$—
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(a)
Direct investments in equity securities are valued at quoted prices in active markets for identical assets. Equity securities invested through pooled funds are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(b)
Other short-term investments are investments in pooled money market funds that are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(c)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.
The fair value of the Canadian Plan assets at December 31, 2014 by asset category is presented below:

Asset Category	Market Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in Canadian companies (a)	$7.9	$7.3	$0.6	$—
Equity securities in non-Canadian companies (a)	18.7	18.7	—	—
Government bonds	6.5	—	6.5	—
Corporate bonds in Canadian companies	9.1	—	9.1	—
Other short-term investment (b)	0.4	0.4	—
Cash and cash equivalents (c)	0.3	0.3	—	—
Total pension assets	$42.9	$26.7	$16.2	$—
_______________________________________________________________________________

(a)
Direct investments in equity securities are valued at quoted prices in active markets for identical assets. Equity securities invested through pooled funds are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(b)
Other short-term investments are investments in pooled money market funds that are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(c)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.
The table below presents the weighted-average actuarial assumptions used to determine the benefit obligation and net periodic benefit cost for the U.K. Plan and the Canadian Plan.

	U.K. Plan			Canadian Plan
	2015	2014	2013	2015	2014	2013
Discount rates:
Benefit obligation	4.00%	3.70%	4.40%	4.15%	4.00%	5.00%
Net periodic pension cost	3.65%	4.40%	4.50%	4.00%	5.00%	4.50%
Rate of compensation increase	2.00%	2.00%	2.00%	3.00%	3.00%	3.00%
Expected return on assets	6.30%	7.50%	6.70%	6.25%	6.50%	6.50%

The overall expected long-term rate of return on assets assumption for the U.K. Plan has been determined as a weighted-average of the expected returns on the above asset classes for the U.K. Plan. The expected return on bonds is taken as the current redemption yield on the appropriate index. The expected return on equities and property is determined by assuming a measure of outperformance over the gilt-yield. The expected return on cash is related to the Bank of England base rate. Returns so determined are reduced to allow for investment manager expenses.
The overall expected long-term rate of return on assets assumption for the Canadian Plan has been determined by consideration of the current level of expected returns on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the other asset classes in which the portfolio is invested and the expectations for future returns of each asset class. Since our investment policy is to actively manage certain asset classes where the potential exists to outperform the broader market, the expected returns for those asset classes were adjusted to reflect the expected additional returns. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption for the portfolio. Finally, we have adjusted the expected long-term rate of return on assets to allow for investment and administration expenses paid from the pension fund.
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year	U.K. Plan	Canadian Plan
2016	$1.3	$1.2
2017	1.4	1.3
2018	1.4	1.5
2019	1.6	1.6
2020	1.9	1.8
2021 - 2025	12.3	12.0

U.S. Plan
We have a 401(k) plan for U.S.-based employees. Those employees who participate in our 401(k) plan are eligible to receive matching contributions from us for the first 6% of participant contributions. We match contributions of 35.0% of any participant's contributions, up to the first 6% of their compensation (as defined in the plan document). Contribution expense for the years ended December 31, 2015, 2014 and 2013 amounted to $3.6 million, $1.9 million and $1.8 million, respectively. In connection with the Bally acquisition, we assumed Bally's existing 401(k) plan. The plan was adopted for domestic employees of Bally Technologies, Inc. and all its domestic subsidiaries and matches 50% of any participant's contributions, up to the first 6% of their compensation (as defined in the plan document). Contribution expense for the year ended December 31, 2015 and the 40 days subsequent to the acquisition in 2014 was $3.2 million and $0.2 million, respectively.